Note 18 - Financial Instruments With Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
(In Thousands of Dollars)	2012		2011
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans (at market rates)	$82,395	$10,137	$44,091	$11,254
Unused lines of credit and letters of credit	$25,923	$126,490	$22,205	$118,443
Standby letters of credit	$5,201	$15,225	$4,776	$15,110